SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Transactions and Translation (Details) - $ / $	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Spot exchange rate (CLP to USD)	927.46	907.13	953.07	996.46
Average exchange rate (CLP to USD)	892.78	951.5	962.48	996.46